Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ Deficit [Abstract]
Stockholders’ Deficit

Note 5 – Stockholders’ Deficit

The Company has two (2) classes of stock:

Common Stock

●	1,250,000,000 shares authorized

●	$0.001 par value

●	Voting at 1 vote per share

Preferred Stock

In May 2022 and December 2022, the Company’s Articles of Incorporation, as amended, authorized the issuance of 7,000,000 shares of preferred stock which may be amended from time to time in one or more series. The Board of Directors is authorized to determine, prior to issuing any such series of preferred stock and without any vote or action by the shareholders, the rights, preferences, privileges and restrictions of the shares of such series, including dividend rights, voting rights, terms of redemption, the provisions of any purchase, retirement or sinking fund to be provided for the shares of any series, conversion and exchange rights, the preferences upon any distribution of the assets of the Company, including in the event of voluntary or involuntary liquidation, dissolution or winding up of the Company, and the preferences and relative rights among each series of preferred stock.

The Board of Directors has made the following designations of its preferred stock.

Convertible Preferred Stock

●	7,000,000 shares authorized.

●	$0.001 par value.

●	Conversion feature — each share of preferred stock is convertible into 100 shares of Common Stock.

●	Voting — on an as converted basis with Common Stock, at the applicable conversion rate (100 votes for each share of convertible preferred held).

●	Dividends — accrued only upon declaration of the board of directors, at the applicable conversion rate.

●	Mandatorily redeemable (automatic conversion) on January 1, 2025. (See below amendment)

●	Anti-dilution provision – rights exist for the period of two years after the convertible preferred shares were converted into Common Stock. Additionally, holders of the convertible preferred stock will have full ratchet anti-dilution protection rights at the rate of 65% calculated on a fully diluted basis. (See below amendment)

In connection with the issuance of the Convertible Preferred Stock, the Company determined that there were no provisions within ASC 815 that were met, which would require derivative liability accounting treatment. Specifically, as noted below, upon amending the terms of the Convertible Preferred Stock, at that time, there had been no new stock issuances of any type which may have triggered the anti-dilution provision.

In December 2022, the Company amended its articles of incorporation related to certain terms of its Convertible Preferred Stock. At that time, the Company, along with approval from its convertible preferred stockholders agreed to remove provisions related to mandatory redemption as well as anti-dilution rights.

At September 30, 2024 and December 31, 2023, the Company had 7,000,000 shares issued and outstanding. See below for related issuances.

Equity Transactions for fiscal year 2024

During the nine months ended September 30, 2024, the Company issued 4,448,000 shares of Common Stock as follows:

●	225,000 shares of Common Stock to three individuals as bonuses for their services valued at $0.29 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $65,250.

●	1,250,000 shares of Common Stock to an individual for his services. Such shares of Common Stock were issued as compensation (250,000 shares pursuant to a consulting agreement and 1,000,000 shares as a performance bonus) valued at $0.13 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $162,500.

●	143,000 shares of Common Stock for marketing and advertising service valued at $50,050.

●	2,080,000 shares of Common Stock as inducements to enter into promissory notes with the Company, valued at $0.25 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $520,000

●	750,000 shares of Common Stock for research and development activities valued at $0.13 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $100,800.

During the nine months ended September 30, 2024, the Company recorded 100,000 shares of Common Stock issuable for marketing and advertising service valued at $40,000.

Securities Purchase Agreement

On February 12, 2024, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company has the right to sell to the Investor up to $5,000,000 in shares of its Common Stock (“Common Stock”), subject to certain limitations. The Investor was also issued a five-year warrant (the “Warrant”) to purchase 2,604,667 shares of Common Stock (the “Warrant Shares”) with standard anti-dilution provisions and cashless exercise.

Under the terms and subject to the conditions of the Purchase Agreement, the Investor is obligated to purchase up to $5,000,000 in shares of Common Stock (subject to certain limitations) from time to time over the period commencing on the date of the Purchase Agreement and ending on June 30, 2025. The price per share of Common Stock shall be eighty percent (80%) of the lowest traded price of the Common Stock for the six trading days following the closing date associated with the purchase notice delivered by the Company to the Investor. The maximum amount of each purchase notice shall be the lesser of (a) $250,000 or (b) two hundred fifty percent (250%) of the average daily trading volume during the six business days prior to the date associated with the purchase notices delivered by the Company to the Investor.

The Company’s sales of shares of Common Stock to the Investor under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by the Investor and its affiliates, at any single point in time, of more than 4.99% of the then-outstanding shares of the Common Stock; provided, however, that the Investor may increase the beneficial ownership limitation up to 9.99%, at its sole discretion, upon sixty-one (61) days’ prior written notice to the Company.

The Company agreed with the Investor that it will not enter into any other equity line or similar agreements without the prior consent of the Investor.

Pursuant to the terms of the Registration Rights Agreement, the Company shall file a registration statement with the SEC with respect to the shares of Common Stock issuable to the Investor pursuant to the Purchase Agreement and the Warrant Shares within 20 calendar days.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties and agreements of the Company and the Investor and customary conditions to completing future sale transactions, indemnification rights and obligations of the parties.

The Company has not sold any shares to the Investor as of September 30, 2024 and the registration statement on Form S1 has not been filed.

Equity Incentive Plan

In August 2024 the Company adopted a stock incentive plan in order to attract and retain employees and other service providers. In connection therewith, the Company filed with the SEC a Registration Statement on Form S-8 under Section 5 of the Securities Act of 1933, initially registering 30,000,000 shares of Common Stock of the Company.

Note 5 – Stockholders’ Deficit

The Company has two (2) classes of stock:

Common Stock

●	1,250,000,000 shares authorized

●	$0.001 par value

●	Voting at 1 vote per share

Preferred Stock

In May 2022 and December 2022, the Company’s Articles of Incorporation, as amended, authorized the issuance of 7,000,000 shares of preferred stock which may be amended from time to time in one or more series. The Board of Directors is authorized to determine, prior to issuing any such series of preferred stock and without any vote or action by the shareholders, the rights, preferences, privileges and restrictions of the shares of such series, including dividend rights, voting rights, terms of redemption, the provisions of any purchase, retirement or sinking fund to be provided for the shares of any series, conversion and exchange rights, the preferences upon any distribution of the assets of the Company, including in the event of voluntary or involuntary liquidation, dissolution or winding up of the Company, and the preferences and relative rights among each series of preferred stock.

The Board of Directors has made the following designations of its preferred stock.

Convertible Preferred Stock

●	7,000,000 shares authorized.

●	$0.001 par value.

●	Conversion feature —each share of preferred stock is convertible into 100 shares of common stock.

●	Voting —on an as converted basis with common stock, at the applicable conversion rate (100 votes for each share of convertible preferred held).

●	Dividends —accrued only upon declaration of the board of directors, at the applicable conversion rate.

●	Mandatorily redeemable (automatic conversion) on January 1, 2025. (See below amendment)

●	Anti-dilution provision – rights exist for the period of two years after the convertible preferred shares were converted into common stock. Additionally, holders of the convertible preferred stock will have full ratchet anti-dilution protection rights at the rate of 65% calculated on a fully diluted basis. (See below amendment)

In connection with the issuance of these Series A, convertible preferred shares, the Company determined that there were no provisions within ASC 815 that were met, which would require derivative liability accounting treatment. Specifically, as noted below, upon amending the terms of the Series A, convertible preferred stock, at that time, there had been no new stock issuances of any type which may have triggered the anti-dilution provision.

In December 2022, the Company amended its articles of incorporation related to certain terms of its Series A, convertible preferred stock. At that time, the Company, along with approval from its convertible preferred stockholders agreed to remove provisions related to mandatory redemption as well as anti-dilution rights.

At December 31, 2023 and 2022, the Company had 7,000,000 shares issued and outstanding. See below for related issuances.

Equity Transactions for the Year Ended December 31, 2023

Stock Issued for License

The Company issued 1,000,000 shares of common stock in exchange for the right to license, manufacture and market nutraceutical products. These shares had a fair value of $370,000 ($0.37/share), based upon the quoted closing trading price. Additionally, the Company was required to pay $0.10/bottle of product sold. In 2023, there were no sales of product and the remaining $46,981 of related inventory was written off as the products were no longer considered saleable. See above disclosures on inventory and advertising expense.

The Company will expense the issuance of these shares as a component of research and development, since shortly after paying for the license, management concluded that it could not commercialize the technology.

Pursuant to Accounting Standard Codification 350 “Goodwill and Other Intangible Assets” (“ASC 350”), this guidance requires that assets with indefinite lives no longer be amortized, but instead be subject to annual impairment tests.

During the quarter ended March 31, 2023, management qualitatively assessed this intangible (license agreement) to determine whether testing was necessary.

Factors that management considered in this assessment included macroeconomic conditions, industry and market considerations, overall financial performance (both current and projected), changes in management and strategy, and changes in the composition and carrying amounts of net assets. This qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit was less than it’s carrying value, a quantitative assessment was then performed. Based on the qualitative analysis conducted during the quarter, management performed a quantitative analysis determining that the asset was not recoverable and would need to be expensed (and not capitalized) on the grant date.

In reaching our conclusion to expense the issuance on the grant date and in accordance with ASC 350-30-35-3, we evaluated pertinent factors in arriving at this estimate including the Company no longer pursuing commercialization of the license.

Ultimately, we concluded that since the intellectual property cannot be commercialized at this time, the expected use of the asset as well as the Company’s historical experience (very limited) would not support capitalizing an asset that would have been deemed non recoverable on the acquisition date.

Stock Issued for Services

The Company issued 1,083,334 shares of common stock for services rendered, having a fair value of $258,713 ($0.10 - $0.36/share), based upon the quoted closing trading price.

Extinguishment of Convertible Notes Payable and Debt Converted into Common Stock

In May 2023, the Company amended certain original issue discount notes aggregating $342,857 by adding a fixed rate conversion option of $0.11/share (inducement to convert). These notes already contained a conversion feature reflecting a 20% discount to market, pending declaration of effectiveness of their Form S-1. The addition of the fixed rate conversion option at $0.11/share was deemed substantive.

On the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments (including unamortized debt discount) were greater than 10% different from the present value of the remaining cash flows under the original debt instruments. The Company determined that the addition of the fixed rate conversion option was substantive on the date of modification.

On the date of the modification, holders of these notes simultaneously converted an aggregate $692,857 into 6,298,703 shares of common stock ($0.11/share). Of the total debt converted to common stock, $342,857 was converted into 3,116,882 shares of common stock (this conversion was related to the inducement of including a fixed rate conversion option of $0.11/share). An additional $350,000 was converted into 3,181,821 shares of common stock (these conversions were at an agreed upon $0.11/share, no fixed rate conversion option had been added to these debt instruments).

Accordingly, no gain or loss was recognized upon debt extinguishment. On the date of debt conversion, the remaining unamortized debt discount associated with these notes was fully amortized, resulting in each of these notes being accreted to their face value at the time of conversion.

In October and November 2023, the convertible note was fully converted into 954,638 shares of common stock in November and December 2023. The notes were also issued with 62,000 bonus shares having a fair value of $11,098 ($0.179/share), based upon the closing price. These shares are considered an inducement expense. See Note 5 regarding common stock issued.

See Note 3 for discussion of inducement expense.

Stock Issued in connection with the extension of notes and convertible notes including inducement expense

In connection with both the 1st and 2nd inducements noted above, 1,040,000 shares of common stock, having a fair value of $186,160, based upon the quoted closing price of $0.179/share were authorized for issuance in connection with these inducements to extend the loan maturity dates. In October 2023, all shares were issued.

In Connection with the note payable issued in October noted above, 1,000,000 shares of common stock, having a fair value of $179,000, based upon the quoted closing price of $0.179/share were authorized and issued in October 2023.

Common Stock Cancelled

In October 2023, 171,162,796 shares were cancelled. See 2022 discussion below regarding stock issued for option to acquire common stock.

Equity Transactions for the Year Ended December 31, 2022

Stock Issued for Cash

The Company issued 6,000,000 shares of Series A, convertible preferred stock for $6,000 ($0.001/share).

Stock Issued for Option to Acquire Common Stock

The Company issued 1,000,000 shares of Series A, convertible preferred stock to an existing stockholder for the right to repurchase 172,162,796 shares of common stock for $122,873. The Company has until December 31, 2023 to exercise this option. At this time, the Company does not expect to exercise the option.

The Company recorded an expense of $1,000 ($0.001/share), based upon recent cash offerings of preferred stock with third parties. The expense has been included as a component of general and administrative expenses on the accompanying statements of operations.

Stock Issued for Services

The Company issued 2,450,000 shares of common stock for services rendered, having a fair value of $91,500 ($0.026 - $0.23/share), based upon the quoted closing trading price.

Stock Issued for Services – Related Party

The Company issued 200,000 shares of common stock to its Chief Executive Officer for services rendered, having a fair value of $5,200 ($0.026/share), based upon the quoted closing trading price of its common stock.

Acquisition of Designer Genomics International Corporation (Asset Purchase)

On July 1, 2022, the Company acquired the assets of Designer Genomics International Corporation (“DGI”) (a start-up entity) in exchange for 1,000,000 shares of common stock, having a fair value of $18,000 ($0.018/share), based upon the quoted closing trading price.

The assets of DGI consisted solely of the technological know-how of its owners. The Company was a dormant inactive entity at the time of asset purchase. The Company has recorded $18,000 as research and development expense in the accompanying consolidated statements of operations.

Pursuant to ASU 2017-01, Business Combinations (Topic 805): “Clarifying the Definition of a Business”, this acquisition was determined to be that of an asset and not a business, therefore, there was not a business combination requiring acquisition accounting or related financial reporting. Since this was deemed to be an asset purchase, this did not result in the recognition of goodwill or other identifiable intangible assets.

Cancellation of Common Stock

The Company cancelled 100,000 shares of common stock at par value. The net effect on stockholders’ deficit was $0. These shares were originally issued in 2019 for a research and development project that was never completed.

Beneficial Conversion Feature

The Company recorded a beneficial conversion feature of $75,000 in connection with the issuance of a convertible note payable resulting in an increase to additional paid in capital. See Note 3.